Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2025 Fund
Bar Chart Table:
Annual Return 2019	20.03%
Annual Return 2020	14.19%
Annual Return 2021	9.69%
Annual Return 2022	(17.28%)
Annual Return 2023	14.04%